N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
Entity Central Index Key	0000942323
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

FEES, EXPENSES AND ADJUSTMENTS

Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within 11 years following a Purchase Payment, the Investor can be assessed an early withdrawal charge equal to a maximum of 8% of the amount withdrawn.

For example, if you make an early withdrawal from a Flex Series Contract, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or penalties.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Are There Transaction Charges?

Yes. In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•   For processing a partial withdrawal.

•   For transferring or reallocating Account Value among the investment options, including transfers made under the dollar cost averaging or automatic reallocation programs.

•   If you take a loan from your Account Value, you may be subject to the following charges:

•   A Loan Interest Rate Spread. This fee will end when the loan has been paid off; and

•   A loan processing fee.

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate may be deducted from Contract value. The advisory fee is an independent advisory services agreement between the participant and an investment adviser; it is not considered a loan.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees” and “LOANS – Things to Consider Before Initiating a Loan.”

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	1.40%[1,2]	1.50%[1,2]
	(Portfolio Company fees and expenses)	0.09%[3]	1.44%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000485834%. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.

FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?

Yes. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost Estimate: Advantage Transfer Series $88 Lowest Annual Cost Estimate Advantage Flex Series $159	Highest Annual Cost Estimate: Advantage Transfer Series $2,469 Highest Annual Cost Estimate Advantage Flex Series $2,486

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of least expensive Fund;

•   No optional benefits;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of most expensive Fund;

•   Most expensive optional benefit cost;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]

Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within 11 years following a Purchase Payment, the Investor can be assessed an early withdrawal charge equal to a maximum of 8% of the amount withdrawn.

For example, if you make an early withdrawal from a Flex Series Contract, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or penalties.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Surrender Charge Phaseout Period, Years | yr	11
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]

Are There Transaction Charges?

Yes. In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•   For processing a partial withdrawal.

•   For transferring or reallocating Account Value among the investment options, including transfers made under the dollar cost averaging or automatic reallocation programs.

•   If you take a loan from your Account Value, you may be subject to the following charges:

•   A Loan Interest Rate Spread. This fee will end when the loan has been paid off; and

•   A loan processing fee.

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate may be deducted from Contract value. The advisory fee is an independent advisory services agreement between the participant and an investment adviser; it is not considered a loan.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees” and “LOANS – Things to Consider Before Initiating a Loan.”

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	1.40%[1,2]	1.50%[1,2]
	(Portfolio Company fees and expenses)	0.09%[3]	1.44%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000485834%. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.

FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?

Yes. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost Estimate: Advantage Transfer Series $88 Lowest Annual Cost Estimate Advantage Flex Series $159	Highest Annual Cost Estimate: Advantage Transfer Series $2,469 Highest Annual Cost Estimate Advantage Flex Series $2,486

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of least expensive Fund;

•   No optional benefits;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of most expensive Fund;

•   Most expensive optional benefit cost;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.40%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.50%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The Base Contract Expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000485834%. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.44%
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate: Advantage Transfer Series $88 Lowest Annual Cost Estimate Advantage Flex Series $159	Highest Annual Cost Estimate: Advantage Transfer Series $2,469 Highest Annual Cost Estimate Advantage Flex Series $2,486

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of least expensive Fund;

•   No optional benefits;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of most expensive Fund;

•   Most expensive optional benefit cost;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A and APPENDIX B.

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to ReliaStar Life, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financials strength and claims-paying ability of ReliaStar Life. More information about ReliaStar Life, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-877-884-5050.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

Yes.

•   We reserve the right to limit the number of transfers between investment options, including transfers made under the dollar cost averaging and the automatic reallocation programs.

•   Generally, you may select no more than 18 investment options at any one time during the Accumulation Phase of your account. Each Subaccount and each Fixed Account selected counts towards this 18 investment option limit;

•   Some Subaccounts and Fixed Interest Options may not be available in all Contracts or in some states Your Plan Sponsor may also have selected a subset of Variable Investment and/or Fixed Interest Options to be available under your plan. See your Contract or certificate for any state specific variations;

•   There are certain restrictions on transfers into and between the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS,” “THE CONTRACT” and “CONTRACT PURCHASE AND PARTICIPATION.”

Optional Benefit Restrictions [Text Block]

Yes.

•   We may discontinue or restrict the availability of an optional benefit;

•   Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

•   If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT,” “SYSTEMATIC WITHDRAWAL OPTIONS” and “LOANS.”

Tax Implications [Text Block]

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional Purchase Payments paid. This compensation is not paid directly by Contract Holders or the Separate Account. This compensation could influence your investment professional to recommend keeping the Contract.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing Contract, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay during the Accumulation Phase when buying, owning and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These fees and expenses do not reflect any advisory fee paid to an independent investment adviser retained by a participant, and if such charges were reflected, these fees and expenses would be higher. See “THE INCOME PHASE” for fees that may apply after you begin receiving payments under the Contract.

The first table describes the fees and expenses that you paid at the time you purchased the Contract and will pay at the time you surrender or make withdrawals from an investment option or from the Contract or transfer Account Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)
Applicable to Transfer Series Contracts	6.00%
Applicable to Flex Series Contracts	8.00%
Partial Withdrawal Processing Fee[5]	$25.00
Transfer Charge[6]	$25.00
Premium Tax[7]	0.00% to 4.00%

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. Under certain situations amounts may be withdrawn free of any withdrawal charge or the withdrawal charge may be reduced or waived. See “CHARGES AND Fees.”
[5]	We do not currently impose a partial withdrawal processing fee, but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount or $25, including partial withdrawals made under the systematic withdrawal program. See “Fees – Early Withdrawal Charge.” See also “Systematic Withdrawals.”
[6]	We do not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Interest Options. However, we reserve the right, to the extent permitted by state law, to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging or automatic reallocation programs.
[7]	We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Annual Maintenance Fee[8]	$30.00
Base Contract Expenses[9] (as a percentage of Account Value in the Subaccount)	1.40%
Loan Processing Fee[10]	$25.00
Loan Interest Rate Spread (per annum)[11]	3.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).	0.09%	1.50%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Variable Investment Options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses (assuming no loans), annual Contract expenses and annual Fund expenses. They do not reflect any advisory fee paid to an independent investment adviser (if retained by a participant) from a participant’s account, and if such charges were reflected, the costs would be higher.

[8]	We currently deduct an annual maintenance fee of $30 from the Account Value, but reserve the right to waive the charge when the Account Value exceeds $25,000 and for Contracts issued as funding vehicles for Tax Code Section 403(b) plans, early withdrawal charges may be waived under certain circumstances.
[9]	The mortality and expense risk charge included in the base contract expenses compensates us for the mortality and expense risks we assume under the Contract. The base contract expenses also include an administration expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES – Periodic Fees and Charges.”
[10]	This is the maximum fee we would charge. We are not currently charging this fee. See “Loans.”
[11]	This is the difference between the rate charged and the rate credited on loans under your Contract. Currently the Loan Interest Rate Spread is 2.5% per annum; however, we reserve the right to apply a spread of up to 3% per annum. For example, if the current loan interest rate charged on a loan is 6.0%, the amount of interest applied to the Contract would be 3.5%; the 2.5% Loan Interest Rate Spread is retained by the Company. See “Loans ‒ Things to Consider Before Initiating a Loan.”

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)
Applicable to Transfer Series Contracts	6.00%
Applicable to Flex Series Contracts	8.00%
Partial Withdrawal Processing Fee[5]	$25.00
Transfer Charge[6]	$25.00
Premium Tax[7]	0.00% to 4.00%

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. Under certain situations amounts may be withdrawn free of any withdrawal charge or the withdrawal charge may be reduced or waived. See “CHARGES AND Fees.”
[5]	We do not currently impose a partial withdrawal processing fee, but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount or $25, including partial withdrawals made under the systematic withdrawal program. See “Fees – Early Withdrawal Charge.” See also “Systematic Withdrawals.”
[6]	We do not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Interest Options. However, we reserve the right, to the extent permitted by state law, to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging or automatic reallocation programs.
[7]	We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”

Sales Load, Footnotes [Text Block]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. Under certain situations amounts may be withdrawn free of any withdrawal charge or the withdrawal charge may be reduced or waived. See “CHARGES AND Fees.”
Exchange Fee, Maximum [Dollars]	$ 25.00
Exchange Fee, Footnotes [Text Block]	We do not currently impose a partial withdrawal processing fee, but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount or $25, including partial withdrawals made under the systematic withdrawal program. See “Fees – Early Withdrawal Charge.” See also “Systematic Withdrawals.”
Other Transaction Fee, Maximum [Dollars]	$ 25.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We do not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Interest Options. However, we reserve the right, to the extent permitted by state law, to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging or automatic reallocation programs.We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Annual Maintenance Fee[8]	$30.00
Base Contract Expenses[9] (as a percentage of Account Value in the Subaccount)	1.40%
Loan Processing Fee[10]	$25.00
Loan Interest Rate Spread (per annum)[11]	3.00%

Administrative Expense, Maximum [Dollars]	$ 30.00
Administrative Expense, Footnotes [Text Block]	We currently deduct an annual maintenance fee of $30 from the Account Value, but reserve the right to waive the charge when the Account Value exceeds $25,000 and for Contracts issued as funding vehicles for Tax Code Section 403(b) plans, early withdrawal charges may be waived under certain circumstances.
Base Contract Expense (of Average Account Value), Current [Percent]	1.40%
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge included in the base contract expenses compensates us for the mortality and expense risks we assume under the Contract. The base contract expenses also include an administration expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES – Periodic Fees and Charges.”
Optional Benefit Expense, Maximum [Dollars]	$ 25.00
Optional Benefit Expense, Footnotes [Text Block]	This is the maximum fee we would charge. We are not currently charging this fee. See “Loans.”
Other Annual Expense (of Other Amount), Maximum [Percent]	3.00%
Other Annual Expense, Footnotes [Text Block]	This is the difference between the rate charged and the rate credited on loans under your Contract. Currently the Loan Interest Rate Spread is 2.5% per annum; however, we reserve the right to apply a spread of up to 3% per annum. For example, if the current loan interest rate charged on a loan is 6.0%, the amount of interest applied to the Contract would be 3.5%; the 2.5% Loan Interest Rate Spread is retained by the Company. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).	0.09%	1.50%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	1.50%
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract.

•	Market Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds.
•	Early Withdrawal Risk – You should carefully consider the risk associated with early withdrawals, including a surrender of the participant’s Contract and a withdrawal under a Contract. A surrender or partial withdrawal may be subject to federal and state laws, including 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant Contract terminates the Contract. You should also consider the impact that a partial withdrawal may have on the benefits under a participant Contract, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees form the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle.
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
•	Contract Changes - We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests.
•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½.
•

Business Disruption and Cybersecurity Risks - We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	To pay a death benefit when the Contract Holder or, in certain circumstances, when the Annuitant dies.	Standard	No additional fee.

If the Annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of (1), (2) or (3), where:

(1)  Is the Account Value on the Claim Date less any outstanding loan balance;

(2)  Is the sum of all Purchase Payments, adjusted for any amounts deducted from your account and

(3)  Is the Account Value on the sixth Account anniversary immediately preceding your death, adjusted for Purchase Payments made and for amounts deducted since that anniversary.

If the Annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the Account Value less any outstanding loan balance.

If the Contract Holder dies, the death benefit will equal the Account Value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the Claim Date.

*      Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Allows you to purchase fixed dollar amounts of an investment at regular intervals, regardless of price.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

Transfers among the investment options are restricted.

Two options are available. If you elect to participate in Option Two:

•   Only the interest earned on amounts invested in Fixed Account B will be transferred;

•   Your Account Value must be at least $10,000; an

•   Your Account Value in Fixed Account B must be at least $5,000.

We reserve the right to:

•   Discontinue, modify or suspend the program; and

•   Limit the number of transfers made under the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Automatic reallocation Program (“Asset Rebalancing”)	Allows you to reallocate your Account Value in the investments and percentages you identify.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

•   Your Account Value must be at least $10,000 in order to participate in this program;

•   Subaccount reallocations or changes outside of the automatic reallocation program may affect the program;

•   Changes such as Fund mergers, substitutions or closures may affect the program;

•   We reserve the right to discontinue, modify or suspend this program;

•   We reserve the right to limit the number of transfers made under the program; and

•  The Account Value in Fixed Account C is not eligible for participation in this program.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawals	Allows you to receive regular payments from your Contract without moving into the Income Phase.	Optional	An applicable early withdrawal charge of 8.0%; and a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

We reserve the right to modify or discontinue offering systematic withdrawals.

The amount of each systematic withdrawal must be at least $100. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Loans	Allows you to borrow against your Account Value allocated to the Subaccounts and certain Fixed Interest Options.	Optional	Applicable early withdrawal charge: 8.0%; Loan Interest Rate Spread (per annum): 3.0%; and a loan processing Fee: $25.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fee deducted reduces the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary and/or Contingent Beneficiary(ies) named under the Contract. Unless you have instructed us otherwise, if more than one Beneficiary has been named, the payment will be paid in equal shares. If you die and no Beneficiary or Contingent Beneficiary exists, or if the Beneficiary or Contingent Beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

You may change the designated Beneficiary at any time before Income Phase payments begin by contacting Customer Service. Upon Customer Service’s receipt of your written request in Good Order, we will process the change effective the date it was signed. Any change in Beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any Beneficiary change.

During the Accumulation Phase

During the Accumulation Phase, a death benefit is payment with the Contract Holder or, in certain circumstances, when the Annuitant dies. For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

The Beneficiary may choose one of the following three methods of payment:

•	Receive a lump-sum payment equal to all or a portion of the Account Value;
•	Apply some or all of the Account Value to any of the Income Phase payment options (in no event may payments to a Beneficiary extend beyond the Beneficiary’s life expectancy or any period certain greater than the Beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an Income Phase payment option within one year of the Contract Holder’s or Annuitant’s death or the entire Account Value must be distributed within five years of the Contract Holder’s or Annuitant’s date of death. For Qualified Contracts, an exception to this provision applies if the designated Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the successor Contract Holder and generally may exercise all rights under the Contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment in Good Order. Requests for continuing Income Phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the Contract will be canceled.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Amount

We will calculate the value of any death benefit at the next valuation after Customer Service receives proof of death and a request for payment in Good Order. Such value will be reduced by any payments made after the date of death. The amount payable will be determined as follows:

•	If the Annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of:
•	The Account Value on the Claim Date less any outstanding loan balance;
•	The sum of all Purchase Payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses); or
•	The Account Value on the sixth account anniversary immediately preceding your death (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Account Anniversary) adjusted for Purchase Payments made and for amounts deducted (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses) since that anniversary.
•	If the Annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the Account Value less any outstanding loan balance.
•	If the Contract Holder dies, the death benefit will equal the Account Value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the Claim Date.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	To pay a death benefit when the Contract Holder or, in certain circumstances, when the Annuitant dies.	Standard	No additional fee.

If the Annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of (1), (2) or (3), where:

(1)  Is the Account Value on the Claim Date less any outstanding loan balance;

(2)  Is the sum of all Purchase Payments, adjusted for any amounts deducted from your account and

(3)  Is the Account Value on the sixth Account anniversary immediately preceding your death, adjusted for Purchase Payments made and for amounts deducted since that anniversary.

If the Annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the Account Value less any outstanding loan balance.

If the Contract Holder dies, the death benefit will equal the Account Value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the Claim Date.

*      Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Allows you to purchase fixed dollar amounts of an investment at regular intervals, regardless of price.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

Transfers among the investment options are restricted.

Two options are available. If you elect to participate in Option Two:

•   Only the interest earned on amounts invested in Fixed Account B will be transferred;

•   Your Account Value must be at least $10,000; an

•   Your Account Value in Fixed Account B must be at least $5,000.

We reserve the right to:

•   Discontinue, modify or suspend the program; and

•   Limit the number of transfers made under the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Automatic reallocation Program (“Asset Rebalancing”)	Allows you to reallocate your Account Value in the investments and percentages you identify.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

•   Your Account Value must be at least $10,000 in order to participate in this program;

•   Subaccount reallocations or changes outside of the automatic reallocation program may affect the program;

•   Changes such as Fund mergers, substitutions or closures may affect the program;

•   We reserve the right to discontinue, modify or suspend this program;

•   We reserve the right to limit the number of transfers made under the program; and

•  The Account Value in Fixed Account C is not eligible for participation in this program.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawals	Allows you to receive regular payments from your Contract without moving into the Income Phase.	Optional	An applicable early withdrawal charge of 8.0%; and a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

We reserve the right to modify or discontinue offering systematic withdrawals.

The amount of each systematic withdrawal must be at least $100. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Loans	Allows you to borrow against your Account Value allocated to the Subaccounts and certain Fixed Interest Options.	Optional	Applicable early withdrawal charge: 8.0%; Loan Interest Rate Spread (per annum): 3.0%; and a loan processing Fee: $25.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fee deducted reduces the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Optional Benefit Expense, Maximum [Dollars]	$ 25.00
Optional Benefit Expense, Footnotes [Text Block]	This is the maximum fee we would charge. We are not currently charging this fee. See “Loans.”
Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary and/or Contingent Beneficiary(ies) named under the Contract. Unless you have instructed us otherwise, if more than one Beneficiary has been named, the payment will be paid in equal shares. If you die and no Beneficiary or Contingent Beneficiary exists, or if the Beneficiary or Contingent Beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

You may change the designated Beneficiary at any time before Income Phase payments begin by contacting Customer Service. Upon Customer Service’s receipt of your written request in Good Order, we will process the change effective the date it was signed. Any change in Beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any Beneficiary change.

During the Accumulation Phase

During the Accumulation Phase, a death benefit is payment with the Contract Holder or, in certain circumstances, when the Annuitant dies. For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

The Beneficiary may choose one of the following three methods of payment:

•	Receive a lump-sum payment equal to all or a portion of the Account Value;
•	Apply some or all of the Account Value to any of the Income Phase payment options (in no event may payments to a Beneficiary extend beyond the Beneficiary’s life expectancy or any period certain greater than the Beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an Income Phase payment option within one year of the Contract Holder’s or Annuitant’s death or the entire Account Value must be distributed within five years of the Contract Holder’s or Annuitant’s date of death. For Qualified Contracts, an exception to this provision applies if the designated Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the successor Contract Holder and generally may exercise all rights under the Contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment in Good Order. Requests for continuing Income Phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the Contract will be canceled.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Amount

We will calculate the value of any death benefit at the next valuation after Customer Service receives proof of death and a request for payment in Good Order. Such value will be reduced by any payments made after the date of death. The amount payable will be determined as follows:

•	If the Annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of:
•	The Account Value on the Claim Date less any outstanding loan balance;
•	The sum of all Purchase Payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses); or
•	The Account Value on the sixth account anniversary immediately preceding your death (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Account Anniversary) adjusted for Purchase Payments made and for amounts deducted (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses) since that anniversary.
•	If the Annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the Account Value less any outstanding loan balance.
•	If the Contract Holder dies, the death benefit will equal the Account Value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the Claim Date.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Calculation Method of Benefit [Text Block]

Payment Process

The Beneficiary may choose one of the following three methods of payment:

•	Receive a lump-sum payment equal to all or a portion of the Account Value;
•	Apply some or all of the Account Value to any of the Income Phase payment options (in no event may payments to a Beneficiary extend beyond the Beneficiary’s life expectancy or any period certain greater than the Beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an Income Phase payment option within one year of the Contract Holder’s or Annuitant’s death or the entire Account Value must be distributed within five years of the Contract Holder’s or Annuitant’s date of death. For Qualified Contracts, an exception to this provision applies if the designated Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the successor Contract Holder and generally may exercise all rights under the Contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment in Good Order. Requests for continuing Income Phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the Contract will be canceled.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Amount

We will calculate the value of any death benefit at the next valuation after Customer Service receives proof of death and a request for payment in Good Order. Such value will be reduced by any payments made after the date of death. The amount payable will be determined as follows:

•	If the Annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of:
•	The Account Value on the Claim Date less any outstanding loan balance;
•	The sum of all Purchase Payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses); or
•	The Account Value on the sixth account anniversary immediately preceding your death (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Account Anniversary) adjusted for Purchase Payments made and for amounts deducted (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses) since that anniversary.
•	If the Annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the Account Value less any outstanding loan balance.
•	If the Contract Holder dies, the death benefit will equal the Account Value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the Claim Date.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Investment Options

More information about the Funds is available in the prospectus for the funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can also request this information at no cost by calling 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.59%	31.63%	18.83%	16.58%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	24.23%	13.02%	12.20%
Seeks long-term growth of capital.	American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.78%	3.16%	1.23%	4.01%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	33.79%	17.04%	13.62%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	15.35%	10.08%	9.21%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.27%	5.11%	2.33%	1.62%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	24.90%	14.40%	12.99%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.38%	1.79%	0.46%	1.93%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	11.71%	8.36%	8.17%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	14.90%	9.21%	6.83%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) Investment Adviser: Neuberger Berman Investment Advisers LLC	0.90%	25.84%	13.97%	11.44%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	2.13%	1.93%	2.16%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I)** Investment Adviser: Victory Capital Management**	0.95%	8.76%	3.10%	4.26%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Income Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	13.00%	4.23%	5.27%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	9.31%	7.80%	9.02%
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	5.07%	2.35%	1.62%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	23.85%	15.28%	12.56%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 9, 2024, the investment advisor of the Pioneer High Yield VCT Portfolio (Class I) changed from Amundi Asset Management US, Inc. to Victory Capital Management.
***	Effective July 12, 2024, the Voya Balanced Portfolio (Class I shares) merged into the Voya Balanced Income Portfolio (Class I shares).
****	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS - The Variable Investment Options Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	25.20%	13.87%	12.39%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	15.17%	9.91%	8.69%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	8.69%	8.38%	8.01%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	2.82%	0.17%	1.97%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	7.23%	4.54%	4.09%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	2.72%	4.12%	4.68%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	34.80%	15.11%	14.26%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	17.06%	11.70%	9.50%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS - The Variable Investment Options Funds with Managed Volatility Strategies” for more information.
***	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	4.89%	1.43%	1.53%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	15.91%	11.16%	10.60%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	34.60%	19.99%	17.55%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	26.95%	15.31%	13.63%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	21.27%	10.72%	10.81%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.90%	7.90%	7.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I),** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	8.88%	5.35%	5.96%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options Funds of Funds” for more information.
***	Effective on or about August 8, 2025, the Voya Solution 2025 Portfolio (Class I) will merge into the Voya Solution Income Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	12.01%	7.17%	7.29%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	14.65%	8.81%	8.19%

*	Operating Expenses reflecting waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide capital appreciation.	Voya Solution Aggressive Portfolio (Class I)**, *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	17.47%	9.74%	8.75%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I) **, **** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	12.66%	6.89%	6.71%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation strategy	Voya Solution Conservative Portfolio (Class I) **, ***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	6.62%	3.29%	3.91%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options Funds of Funds” for more information.
***	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I shares) merged into the Voya Solution Aggressive Portfolio (Class I shares) (a series of Voya Partners, Inc.).
****	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I shares) merged into the Voya Solution Balanced Portfolio (Class I shares) (a series of Voya Partners, Inc.).
*****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I shares) merged into the Voya Solution Conservative Portfolio (Class I shares) (a series of Voya Partners, Inc.).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	6.47%	3.78%	4.33%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	24.68%	14.22%	12.79%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	8.20%	8.15%	8.54%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
***	Effective on or about August 8, 2025, Voya Solution 2025 Portfolio (Class (I) will merge into Voya Solution Income Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.00%	4.89%	8.29%	10.15%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.90%	0.38%	1.65%	3.16%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.71%	23.39%	14.98%	12.81%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.70%	15.05%	11.57%	9.61%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	11.99%	8.31%	7.34%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	16.15%	10.27%	8.83%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	1.92%	-0.77%	3.70%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	14.30%	8.67%	7.95%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.88%	11.09%	7.33%	8.24%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	12.49%	10.35%	10.35%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective May 1, 2017, Class I shares of the VY® JPMorgan Mid Cap Value Portfolio, which was previously closed to new Investors, was reopened and is currently available as an investment option.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	23.92%	11.22%	11.94%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.61%	11.75%	8.56%	8.44%
A non-diversified portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	29.69%	13.17%	13.70%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	14.18%	4.58%	8.12%

Prospectuses Available [Text Block]

Variable Investment Options

More information about the Funds is available in the prospectus for the funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can also request this information at no cost by calling 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.59%	31.63%	18.83%	16.58%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	24.23%	13.02%	12.20%
Seeks long-term growth of capital.	American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.78%	3.16%	1.23%	4.01%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	33.79%	17.04%	13.62%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	15.35%	10.08%	9.21%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.27%	5.11%	2.33%	1.62%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	24.90%	14.40%	12.99%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.38%	1.79%	0.46%	1.93%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	11.71%	8.36%	8.17%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	14.90%	9.21%	6.83%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) Investment Adviser: Neuberger Berman Investment Advisers LLC	0.90%	25.84%	13.97%	11.44%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	2.13%	1.93%	2.16%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I)** Investment Adviser: Victory Capital Management**	0.95%	8.76%	3.10%	4.26%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Income Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	13.00%	4.23%	5.27%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	9.31%	7.80%	9.02%
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	5.07%	2.35%	1.62%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	23.85%	15.28%	12.56%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 9, 2024, the investment advisor of the Pioneer High Yield VCT Portfolio (Class I) changed from Amundi Asset Management US, Inc. to Victory Capital Management.
***	Effective July 12, 2024, the Voya Balanced Portfolio (Class I shares) merged into the Voya Balanced Income Portfolio (Class I shares).
****	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS - The Variable Investment Options Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	25.20%	13.87%	12.39%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	15.17%	9.91%	8.69%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	8.69%	8.38%	8.01%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	2.82%	0.17%	1.97%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	7.23%	4.54%	4.09%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	2.72%	4.12%	4.68%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	34.80%	15.11%	14.26%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	17.06%	11.70%	9.50%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS - The Variable Investment Options Funds with Managed Volatility Strategies” for more information.
***	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	4.89%	1.43%	1.53%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	15.91%	11.16%	10.60%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	34.60%	19.99%	17.55%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	26.95%	15.31%	13.63%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	21.27%	10.72%	10.81%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.90%	7.90%	7.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I),** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	8.88%	5.35%	5.96%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options Funds of Funds” for more information.
***	Effective on or about August 8, 2025, the Voya Solution 2025 Portfolio (Class I) will merge into the Voya Solution Income Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	12.01%	7.17%	7.29%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	14.65%	8.81%	8.19%

*	Operating Expenses reflecting waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide capital appreciation.	Voya Solution Aggressive Portfolio (Class I)**, *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	17.47%	9.74%	8.75%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I) **, **** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	12.66%	6.89%	6.71%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation strategy	Voya Solution Conservative Portfolio (Class I) **, ***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	6.62%	3.29%	3.91%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options Funds of Funds” for more information.
***	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I shares) merged into the Voya Solution Aggressive Portfolio (Class I shares) (a series of Voya Partners, Inc.).
****	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I shares) merged into the Voya Solution Balanced Portfolio (Class I shares) (a series of Voya Partners, Inc.).
*****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I shares) merged into the Voya Solution Conservative Portfolio (Class I shares) (a series of Voya Partners, Inc.).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	6.47%	3.78%	4.33%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	24.68%	14.22%	12.79%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	8.20%	8.15%	8.54%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
***	Effective on or about August 8, 2025, Voya Solution 2025 Portfolio (Class (I) will merge into Voya Solution Income Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.00%	4.89%	8.29%	10.15%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.90%	0.38%	1.65%	3.16%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.71%	23.39%	14.98%	12.81%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.70%	15.05%	11.57%	9.61%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	11.99%	8.31%	7.34%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	16.15%	10.27%	8.83%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	1.92%	-0.77%	3.70%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	14.30%	8.67%	7.95%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.88%	11.09%	7.33%	8.24%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	12.49%	10.35%	10.35%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective May 1, 2017, Class I shares of the VY® JPMorgan Mid Cap Value Portfolio, which was previously closed to new Investors, was reopened and is currently available as an investment option.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	23.92%	11.22%	11.94%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.61%	11.75%	8.56%	8.44%
A non-diversified portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	29.69%	13.17%	13.70%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	14.18%	4.58%	8.12%

Market Risk [Member]
Prospectus:
Principal Risk [Text Block]	Market Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds.
Early Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk – You should carefully consider the risk associated with early withdrawals, including a surrender of the participant’s Contract and a withdrawal under a Contract. A surrender or partial withdrawal may be subject to federal and state laws, including 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant Contract terminates the Contract. You should also consider the impact that a partial withdrawal may have on the benefits under a participant Contract, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees form the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle.
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
Contract Changes [Member]
Prospectus:
Principal Risk [Text Block]	Contract Changes - We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests.
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½.
Business Disruption And Cybersecurity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risks - We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A and APPENDIX B.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to ReliaStar Life, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financials strength and claims-paying ability of ReliaStar Life. More information about ReliaStar Life, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-877-884-5050.

See “THE CONTRACT – The General Account.”

American Funds Insurance Series® - Growth Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	31.63%
Average Annual Total Returns, 5 Years [Percent]	18.83%
Average Annual Total Returns, 10 Years [Percent]	16.58%
American Funds Insurance Series® - Growth-Income Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – Growth-Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	24.23%
Average Annual Total Returns, 5 Years [Percent]	13.02%
Average Annual Total Returns, 10 Years [Percent]	12.20%
American Funds Insurance Series® - International Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – International Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Fidelity® VIP Contrafund Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Fidelity® VIP Equity-Income Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Fidelity® VIP Government Money Market Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	5.11%
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Fidelity V I P Index 500 Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	24.90%
Average Annual Total Returns, 5 Years [Percent]	14.40%
Average Annual Total Returns, 10 Years [Percent]	12.99%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	1.79%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Franklin Small Cap Value VIP Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)**
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.17%
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Neuberger Berman AMT Sustainable Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%
P I M C O V I T Real Return Portfolio Admin Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio (Admin Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.16%
Pioneer High Yield VCT Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return through a combination of income and capital appreciation.
Portfolio Company Name [Text Block]	Pioneer High Yield VCT Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Victory Capital Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	4.26%
Voya Balanced Income Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.00%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Voya Global Insights Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I)****
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.02%
Voya Government Liquid Assets Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high level of current income consistent with the preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Voya Government Liquid Assets Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Voya Growth and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Voya Index Plus LargeCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus LargeCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	25.20%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	12.39%
Voya Index Plus MidCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus MidCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	15.17%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.69%
Voya Index Plus SmallCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus SmallCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Voya Intermediate Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co., LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Voya International Index Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	2.72%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Voya Large Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	34.80%
Average Annual Total Returns, 5 Years [Percent]	15.11%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Voya Large Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Voya Limited Maturity Bond Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
Portfolio Company Name [Text Block]	Voya Limited Maturity Bond Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.43%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Voya MidCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	11.16%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Voya Russell Large Cap Growth Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Growth Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	34.60%
Average Annual Total Returns, 5 Years [Percent]	19.99%
Average Annual Total Returns, 10 Years [Percent]	17.55%
Voya Russell Large Cap Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	26.95%
Average Annual Total Returns, 5 Years [Percent]	15.31%
Average Annual Total Returns, 10 Years [Percent]	13.63%
Voya Russell Mid Cap Growth Index Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.27%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Voya SmallCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Voya Solution 2025 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2025 Portfolio (Class I),**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	8.88%
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Voya Solution 2035 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Voya Solution 2045 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Voya Solution Aggressive Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Voya Solution Aggressive Portfolio (Class I)**, ***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Voya Solution Balanced Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital growth through a diversified asset allocation strategy.
Portfolio Company Name [Text Block]	Voya Solution Balanced Portfolio (Class I) **, ****
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	6.71%
Voya Solution Conservative Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation strategy
Portfolio Company Name [Text Block]	Voya Solution Conservative Portfolio (Class I) **, *****
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Voya Solution Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class I)**,***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	4.33%
Voya U.S. Stock Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Voya U.S. Stock Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	24.68%
Average Annual Total Returns, 5 Years [Percent]	14.22%
Average Annual Total Returns, 10 Years [Percent]	12.79%
VY® American Century Small-Mid Cap Value Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.20%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	8.54%
VY® Baron Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	10.15%
VY® CBRE Global Real Estate Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.38%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	3.16%
VY® Columbia Contrarian Core Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Columbia Contrarian Core Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	23.39%
Average Annual Total Returns, 5 Years [Percent]	14.98%
Average Annual Total Returns, 10 Years [Percent]	12.81%
VY® Invesco Comstock Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	VY® Invesco Comstock Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.61%
VY® Invesco Equity and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	7.34%
VY® Invesco Growth and Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	VY® Invesco Growth and Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	8.83%
VY® JPMorgan Emerging Markets Equity Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	1.92%
Average Annual Total Returns, 5 Years [Percent]	(0.77%)
Average Annual Total Returns, 10 Years [Percent]	3.70%
VY® JPMorgan Mid Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	7.95%
V Y J P Morgan Small Cap Core Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth over the long term.
Portfolio Company Name [Text Block]	VY® JPMorgan Small Cap Core Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.09%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	8.24%
VY® T. Rowe Price Capital Appreciation Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	10.35%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	11.22%
Average Annual Total Returns, 10 Years [Percent]	11.94%
VY® T. Rowe Price Equity Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Equity Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.44%
VY® T. Rowe Price Growth Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified portfolio that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	29.69%
Average Annual Total Returns, 5 Years [Percent]	13.17%
Average Annual Total Returns, 10 Years [Percent]	13.70%
Wanger Acorn [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger Acorn
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	To pay a death benefit when the Contract Holder or, in certain circumstances, when the Annuitant dies.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

If the Annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of (1), (2) or (3), where:

(1)  Is the Account Value on the Claim Date less any outstanding loan balance;

(2)  Is the sum of all Purchase Payments, adjusted for any amounts deducted from your account and

(3)  Is the Account Value on the sixth Account anniversary immediately preceding your death, adjusted for Purchase Payments made and for amounts deducted since that anniversary.

If the Annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the Account Value less any outstanding loan balance.

If the Contract Holder dies, the death benefit will equal the Account Value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the Claim Date.

Name of Benefit [Text Block]	Death Benefit
Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to purchase fixed dollar amounts of an investment at regular intervals, regardless of price.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Transfers among the investment options are restricted.

Two options are available. If you elect to participate in Option Two:

•   Only the interest earned on amounts invested in Fixed Account B will be transferred;

•   Your Account Value must be at least $10,000; an

•   Your Account Value in Fixed Account B must be at least $5,000.

We reserve the right to:

•   Discontinue, modify or suspend the program; and

•   Limit the number of transfers made under the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Name of Benefit [Text Block]	Dollar Cost Averaging
Automatic Reallocation Program [Member]
Prospectus:
Name of Benefit [Text Block]	Automatic reallocation Program (“Asset Rebalancing”)
Purpose of Benefit [Text Block]	Allows you to reallocate your Account Value in the investments and percentages you identify.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   Your Account Value must be at least $10,000 in order to participate in this program;

•   Subaccount reallocations or changes outside of the automatic reallocation program may affect the program;

•   Changes such as Fund mergers, substitutions or closures may affect the program;

•   We reserve the right to discontinue, modify or suspend this program;

•   We reserve the right to limit the number of transfers made under the program; and

•  The Account Value in Fixed Account C is not eligible for participation in this program.

Name of Benefit [Text Block]	Automatic reallocation Program (“Asset Rebalancing”)
Systematic Withdrawals [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your Contract without moving into the Income Phase.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

We reserve the right to modify or discontinue offering systematic withdrawals.

The amount of each systematic withdrawal must be at least $100. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Name of Benefit [Text Block]	Systematic Withdrawals
Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value allocated to the Subaccounts and certain Fixed Interest Options.
Standard Benefit Expense (of Other Amount), Current [Percent]	3.00%
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits
Name of Benefit [Text Block]	Loans
Deduction Of Advisory Fees From Participant Account [Member]
Prospectus:
Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Purpose of Benefit [Text Block]	Contract permits adviser retained by participant to have its fees deducted from participant account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Advisory fee deducted reduces the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Advantage Transfer Series [Member]
Prospectus:
Lowest Annual Cost [Dollars]	$ 88
Highest Annual Cost [Dollars]	2,469
Advantage Flex Series [Member]
Prospectus:
Lowest Annual Cost [Dollars]	159
Highest Annual Cost [Dollars]	$ 2,486
Transfer Series Contracts [Member]
Prospectus:
Sales Load (of Purchase Payments), Maximum [Percent]	6.00%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$8,318	$13,447	$17,061	$32,239

Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,318
Surrender Expense, 3 Years, Maximum [Dollars]	13,447
Surrender Expense, 5 Years, Maximum [Dollars]	17,061
Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,239
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,931	$8,979	$15,283	$32,239

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,931
No Surrender Expense, 3 Years, Maximum [Dollars]	8,979
No Surrender Expense, 5 Years, Maximum [Dollars]	15,283
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,239
Flex Series Contracts [Member]
Prospectus:
Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$10,304	$15,749	$20,385	$32,462

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,304
Surrender Expense, 3 Years, Maximum [Dollars]	15,749
Surrender Expense, 5 Years, Maximum [Dollars]	20,385
Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,462
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,954	$9,048	$15,398	$32,462

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,954
No Surrender Expense, 3 Years, Maximum [Dollars]	9,048
No Surrender Expense, 5 Years, Maximum [Dollars]	15,398
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,462